Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000002851 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002851 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002851 | GATX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002851 | State Street Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002851 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002851 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002851 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002851 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002851 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002851 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002851 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000002851 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000002851 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000002851 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002851 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002851 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002851 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002851 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002851 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002851 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002851 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000002851 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000243164 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000243164 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243164 | GATX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243164 | State Street Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243164 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243164 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243164 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243164 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243164 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243164 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243164 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000243164 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000243164 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000243164 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000243164 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000243164 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243164 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243164 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243164 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243164 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243164 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000243164 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000061072 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000061072 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061072 | GATX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061072 | State Street Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061072 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061072 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061072 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061072 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061072 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061072 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061072 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000061072 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000061072 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000061072 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000061072 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000061072 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000061072 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061072 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061072 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061072 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061072 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000061072 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000002850 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002850 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002850 | GATX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002850 | State Street Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002850 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002850 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002850 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002850 | Deere & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002850 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002850 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002850 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C000002850 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000002850 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000002850 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002850 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000002850 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002850 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002850 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002850 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002850 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000002850 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000203681 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000203681 | First Citizens BancShares Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203681 | E-L Financial Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203681 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000203681 | Commerzbank AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203681 | Cavco Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203681 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203681 | Standard Chartered plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203681 | First American Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203681 | TrustCo Bank Corp. NY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203681 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000203681 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203681 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000203681 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000203681 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203681 | Banks
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000203681 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000203681 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203681 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000203681 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000203681 | Investment Management
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000203681 | Institutional Trust, Fiduciary, and Custody
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000203681 | Homebuilders
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203683 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000203683 | First Citizens BancShares Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203683 | E-L Financial Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203683 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000203683 | Commerzbank AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203683 | Cavco Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203683 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203683 | Standard Chartered plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203683 | First American Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203683 | TrustCo Bank Corp. NY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203683 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000203683 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203683 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000203683 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000203683 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203683 | Banks
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000203683 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000203683 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203683 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000203683 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000203683 | Investment Management
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000203683 | Institutional Trust, Fiduciary, and Custody
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000203683 | Homebuilders
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203680 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000203680 | First Citizens BancShares Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203680 | E-L Financial Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203680 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000203680 | Commerzbank AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203680 | Cavco Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203680 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203680 | Standard Chartered plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203680 | First American Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203680 | TrustCo Bank Corp. NY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203680 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000203680 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203680 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000203680 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000203680 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203680 | Banks
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000203680 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000203680 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203680 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000203680 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000203680 | Investment Management
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000203680 | Institutional Trust, Fiduciary, and Custody
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000203680 | Homebuilders
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203682 | The Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000203682 | First Citizens BancShares Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203682 | E-L Financial Corp. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203682 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000203682 | Commerzbank AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203682 | Cavco Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000203682 | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203682 | Standard Chartered plc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000203682 | First American Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203682 | TrustCo Bank Corp. NY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203682 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000203682 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203682 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000203682 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000203682 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203682 | Banks
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000203682 | Diversified Banks
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000203682 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203682 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000203682 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000203682 | Investment Management
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000203682 | Institutional Trust, Fiduciary, and Custody
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000203682 | Homebuilders
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002861 | VICI Properties Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002861 | Franklin BSP Realty Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002861 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002861 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002861 | AT&T Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000002861 | Blackstone Mortgage Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002861 | Maple Leaf Foods Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002861 | Kinder Morgan Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002861 | Dana Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002861 | Kimbell Royalty Partners LP
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002861 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000002861 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002861 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002861 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002861 | InvestmentType_Exchange Traded Call Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002861 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002861 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002861 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002861 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002861 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002861 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002861 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002861 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000002861 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000002860 | VICI Properties Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002860 | Franklin BSP Realty Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002860 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002860 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002860 | AT&T Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000002860 | Blackstone Mortgage Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002860 | Maple Leaf Foods Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002860 | Kinder Morgan Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002860 | Dana Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002860 | Kimbell Royalty Partners LP
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002860 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000002860 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002860 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002860 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002860 | InvestmentType_Exchange Traded Call Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002860 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002860 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002860 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002860 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002860 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002860 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002860 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002860 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002860 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000002860 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000061074 | VICI Properties Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000061074 | Franklin BSP Realty Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000061074 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000061074 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000061074 | AT&T Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000061074 | Blackstone Mortgage Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061074 | Maple Leaf Foods Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061074 | Kinder Morgan Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061074 | Dana Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061074 | Kimbell Royalty Partners LP
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061074 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000061074 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000061074 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000061074 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000061074 | InvestmentType_Exchange Traded Call Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000061074 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000061074 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061074 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061074 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061074 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000061074 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061074 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061074 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000061074 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000061074 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000002858 | VICI Properties Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002858 | Franklin BSP Realty Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000002858 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002858 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002858 | AT&T Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000002858 | Blackstone Mortgage Trust Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002858 | Maple Leaf Foods Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002858 | Kinder Morgan Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002858 | Dana Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002858 | Kimbell Royalty Partners LP
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002858 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000002858 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002858 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002858 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002858 | InvestmentType_Exchange Traded Call Options Written
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002858 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000002858 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002858 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002858 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002858 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002858 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002858 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002858 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002858 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000002858 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000002855 | GATX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002855 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002855 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002855 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002855 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002855 | Lennar Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002855 | Graco Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002855 | The Gorman-Rupp Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002855 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002855 | United Rentals Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002855 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000002855 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000002855 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002855 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002855 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002855 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002855 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002855 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000002855 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000002855 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002855 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002855 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000002855 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000002855 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002855 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002857 | GATX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002857 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002857 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002857 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002857 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002857 | Lennar Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002857 | Graco Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002857 | The Gorman-Rupp Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002857 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002857 | United Rentals Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002857 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000002857 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000002857 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002857 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002857 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002857 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002857 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002857 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000002857 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000002857 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002857 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002857 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000002857 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000002857 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002857 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061073 | GATX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061073 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061073 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061073 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061073 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061073 | Lennar Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061073 | Graco Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061073 | The Gorman-Rupp Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061073 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061073 | United Rentals Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061073 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000061073 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000061073 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061073 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000061073 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061073 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000061073 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061073 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000061073 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000061073 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000061073 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000061073 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000061073 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000061073 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061073 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002854 | GATX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002854 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002854 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002854 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002854 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002854 | Lennar Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002854 | Graco Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002854 | The Gorman-Rupp Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002854 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002854 | United Rentals Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002854 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000002854 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000002854 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002854 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002854 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002854 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002854 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002854 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000002854 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000002854 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002854 | Automotive: Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002854 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000002854 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000002854 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002854 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.00%